Tax rate recon (Details)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(21.00%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	21.00%
Cardio Diagnostics [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		(2100.00%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent		(20.00%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent		2120.00%
Effective Income Tax Rate Reconciliation, Percent		0.00%